COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012
Long-term Purchase Commitment [Line Items]
Professional fees	$ 125,265	$ 30,658	$ 241,993	$ 43,729	$ 255,959
"Piggy back" registration rights, percentage			8.00%
Minimum [Member]
Long-term Purchase Commitment [Line Items]
Cash payment for financing			18,000
Amount of financing	500,000		500,000
Maximum [Member]
Long-term Purchase Commitment [Line Items]
Cash payment for financing			25,000
Amount of financing	500,000		500,000
Public Relations and Investor Relations Services with Dorian Banks [Member]
Long-term Purchase Commitment [Line Items]
Monthly commitment			3,000
Professional fees			9,000	0
Consulting Service Agreement with David Clifton [Member]
Long-term Purchase Commitment [Line Items]
Monthly commitment			$ 3,000